Related Party Transactions and Balances (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties	$ 1,964,844	$ 218,855,827
Guarantees loans receivable, outstanding balances	45,395,196	70,478,344
Non-controlling shareholders of the Company [Member] | Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties		109,441,744
Guarantees loans receivable, outstanding balances		18,967,669
Related companies of a non-controlling shareholder of the Company [Member] | Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties	1,964,844	109,414,083
Guarantees loans receivable, outstanding balances	$ 45,395,196	$ 51,510,675